SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS [Abstract]
Schedule of Stock Option Activity

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74

Granted	248,000	US$	2.86
Forfeited	(197,071)	US$	3.42
Exercise	(283,891)	US$	1.80

Outstanding as of December 31, 2012	1,858,472	US$	2.82	5.61 years	US$	2,235

Vested and expected to vest as of December 31, 2012	1,819,034	US$	2.81	5.59 years	US$	2,202

Exercisable as of December 31, 2012	1,415,917	US$	2.69	5.37 years	US$	1,890

Schedule of Fair Value Assumptions

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012

Expected volatility	42.37%-57.53%	43.55%-69.18%	53.27%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.87%-2.43%	1.72%-2.82%	0.95%
Option life (in years)	6.83-10.00	7.00	7.00
Estimated fair value of underlying ordinary shares	28.42-42.69	35.92-48.49	20.23
Aggregate fair value of share options	13.00-21.50	21.40-22.92	10.26

Schedule of Share-Based Compensation Expense

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	1,234	1,721	265	43
Sales and marketing expenses	255	261	426	68
General and administrative expenses	4,505	21,943	1,639	263
Total share-based compensation	5,994	23,925	2,330	374

Schedule of Conditional Share Options Activity

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75

Granted	2,226,600	US$	2.95
Forfeited	(514,651)	US$	3.71
Exercise	(17,327)	US$	3.71

Outstanding as of December 31, 2012	6,635,951	US$	3.49	5.63 years	US$	3,541

Vested and expected to vest as of December 31, 2012	6,149,336	US$	3.47	5.67 years	US$	3,375

Exercisable as of December 31, 2012	2,035,461	US$	3.75	5.14 years	US$	552

Schedule of Aggregate Fair Value of Conditional Share Options
	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012
Aggregate fair value of share options	10.52-21.50	21.40-22.92	9.51-11.12

Schedule of Share-Based Compensation Expense for Conditional Share Options

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	785	830	1,457	234
Sales and marketing expenses	12	833	2,056	330
General and administrative expenses	8,726	17,895	21,284	3,416
Total share-based compensation	9,523	19,558	24,797	3,980